INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2023
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION
11.      INCOME TAX AND SOCIAL CONTRIBUTION

11.1 Deferred

The deferred Corporate Income Tax - IRPJ and Social Contribution on Net Income - CSLL amounts arise from temporary differences in the subsidiaries. For certain subsidiaries and the Company, deferred tax balances on tax losses were also recognized. The Company’s Management assesses the possibility of offsetting deferred income tax assets and deferred income tax liabilities according to each jurisdiction.

The amounts are as follows:

i) Breakdown of deferred income taxes and social contribution

	Consolidated
	2023	2022
Tax loss carryforwards	1,778,203	2,465,805
Receivables	141,595	192,260
Inventory	141,650	219,367
Fixed and intangible assets	31,991	160,716
Lease liabilities	262,175	444,444
Accruals, reserves and provision for tax, civil and labor risks (b)	358,108	649,768
Employee benefits	340,807	373,817
Non-functional currency positions, including derivatives and hedge accounting transactions (c)	9,811	307,732
Foreign tax credit carryforwards (a)	10,003	363,493
Other temporary differences	145,151	124,689
Total deferred tax assets	3,219,494	5,302,091

Non-functional currency positions, including derivatives and hedge accounting transactions (c)	(16,500)	-
Fixed and intangible assets	(213,266)	(339,627)
Employee benefits	(145,149)	(132,609)
Right to use assets	(195,814)	(359,072)
Contingent consideration	(157,966)	-
Fair value of identifiable net assets in business combination (d)	(281,436)	(1,561,946)
Other temporary differences	(336,758)	(323,736)
Total deferred tax liabilities	(1,346,889)	(2,716,990)

Total of deferred income tax and social contribution, net	1,872,605	2,585,101

Deferred income taxes and social contribution assets, net (e)	2,200,695	3,519,515
Deferred income taxes and social contribution liabilities, net (e)	(328,090)	(934,414)

a)	Primarily relates to foreign tax credit carryforwards in Brazil that had historically been reported as prepaid income taxes rather than deferred tax assets.
b)	Includes (i) expenses under the accrual basis, reflecting deductible expenses incurred in the year, (ii) deferred revenue, (iii) accrued and unpaid compensation and (iv) other reserves not currently deductible for tax.
c)	Due to underlying changes in non-functional currencies relative to the Brazilian Real, the balance at 2023 year-end primarily reflects a loss on a hedge instrument that can only be deducted when the hedge instrument is settled; as of 2022 year-end, the balance primarily reflected a gain on a hedge which could be deferred until settlement.
d)	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of the subsidiaries Avon, The Body Shop and Aesop.
e)	Balance presented in the balance sheet including the effects of the jurisdictional offset of deferred tax assets and liabilities of the same nature, originating from the same taxpayer and tax authority.

See Footnote 3 for a summary description of the income tax accounting policies adopted by the Company related to deferred taxation. Management continuously evaluates all sources of income to allow unrecognized deferred tax asset to become recognized when it is probable that there are sufficient sources of taxable income to allow for their recognition. Generally, recognition will occur when there is a history of profits that can be sustained and relied upon in the future and/or when facts/circumstances change indicating that a history of losses has been overcome due to elimination of loss-making factors, changes in operations and other factors. Similarly, management evaluates when de-recognition is appropriate when the sources of income are not sufficient to support continued recognition of deferred tax assets.

As of December 31, 2023, there are deferred tax assets recognized in the current and previous periods arising from tax losses and negative CSLL base in the total amount of R$1.8 billion (R$2.5 billion as of December 31, 2022) , of which approximately R$1.55 billion is associated with operational entities, including our financial operation in the subsidiary Natura &Co Luxembourg, which currently generate taxable profits or have other sources of income.

Additionally, there are deferred tax assets recognized in the current and previous periods for tax losses and/or other deferred tax assets arising from operations of the indirect subsidiary Avon México, which is currently in deficit, totaling R$376 million (R$293 million as of December 31, 2022). In relation to the indirect subsidiary Avon México, the Company's Management assessed the recoverability of these deferred tax assets based on all available information, including future taxable profits projected and incorporated into the projections, as well as the monitoring of initiatives (which also involve the restructuring of operations in the Latin America) that were approved at the highest levels of governance, and concluded that the realization of the assets is probable. The projections are also consistent with those prepared and used internally for business planning and impairment testing purposes. Based on these projections and the underlying facts and circumstances, it was determined that there would be sufficient taxable income to realize the benefit of the recognized deferred tax assets.

The changes in deferred asset and liability income tax and social contribution for the years ended December 31, 2023 and 2022 were as follows:

	Consolidated
	Asset	Liability
Balance as of December 31, 2021	3,100,515	(994,041)
Effect on statement of profit or loss	599,136	(1,071)
Reserve for grant of options and restricted shares	28,750	(1,617)
Other comprehensive income impact	270,035	-
Translation adjustment	(478,921)	62,315
Balance as of December 31, 2022	3,519,515	(934,414)
Effect on income statement	(894,732)	(167,668)
Transfer between deferred income tax and social contribution liabilities and assets	(18,502)	18,502
Reclass of UTP to Deferred Tax Liability	-	(46,760)
Transfer of Prepaid to Deferred Tax	20,213
Discontinued operations	(374,090)	788,977
Reserve for grant of options and restricted shares	(31,772)	2,486
Other comprehensive income impact	8,195	-
Translation adjustment	(28,132)	10,787
Balance as of December 31, 2023	2,200,695	(328,090)

As of December 31, 2023, the Company had the following unrecognized deferred tax assets:

Item	Amount	Indefinite Expiration	Definite Expiration
Net operating loss (a)	9,513,303	8,715,748	797,555
Credits (b)	584,474	-	584,474
Other future deductible Items	2,156,658	2,156,658
Total	12,254,435	10,872,406	1,382,029

a)	During 2024, no significant expirations are expected; the majority of expirations are expected to occur in 2027 and successive years.
b)	During 2024, no significant expirations are expected; the majority of expirations are expected to occur in 2027.

Unrecognized deferred tax assets are substantially associated with the acquisition of Avon’s operations, especially from operations in Luxembourg, United Kingdom and United States. As of December 31, 2023, there are no events or circumstances that could allow for further recognition of unrecognized deferred tax assets. This situation could change in the future as events and/or relevant facts and circumstances allow.

11.2 Reconciliation of income tax and social contribution reflected in continuing operations:

	Consolidated
	2023	2022
Loss before income tax and social contribution	(2,668,347)	(2,168,618)
Income tax and social contribution at the rate of 34%	907,238	737,330
Brazil Investment subsidies	427,897	207,608
Share of profit of equity investees	-	-
Effect from differences of tax rates of entities abroad	(147,265)	(103,447)
Taxation of profits of foreign subsidiaries (a)	(49,264)	56,126
Unrecognized Deferred income tax (b)	(642,608)	(762,362)
Exercise of purchase options and restricted share plans		52
Non-Deductible donation and contribution	(27,136)	(35,616)
Interest on Net Equity	-	-
Withholding and Sub-national taxes not recognized	(42,763)	(60,121)
Goodwill impairment (b)	(225,723)	(70,730)
Other permanent differences	(113,976)	(61,193)
Income tax and social contribution benefit (expenses)	86,400	(92,353)

Income tax and social contribution - current	(976,000)	(690,418)
Income tax and social contribution - deferred	1,062,400	598,065

Effective tax rate - %	4.3%	(4.3% )

a)	Certain earnings of foreign subsidiaries may be subjected to income taxation net of applicable credits, if any, by their parent holding companies in addition to the local taxing jurisdictions in which they conduct operations. Within the Natura Group, these types of taxation regimes exist in various jurisdictions including but not limited to Brazil, Australia, United Kingdom, United States.
b)	During 2022 and 2023, the Company recognizes an impairment of the goodwill associated with Avon International CGU. The Avon International goodwill resulting from its acquisition is non-deductible for income tax purposes.

11.3 Income tax and social contribution included in discontinued operations

During the year ended December 31, 2023, a pre-tax profit of R$7,772 million was reflected in discontinued operations primarily associated with the former subsidiaries Aesop and The Body Shop. The pre-tax profit was generated by the net gain resulting from the divestiture of these business units partially offset with the net loss from operations of these business units and other discontinued operational losses associated with the Avon business unit. As of December 31, 2023, income tax expense was reflected in the results of discontinued operations in the amount of R$2,214 million resulting in an effective tax rate of 28.5%. The difference of 5.5% between the effective tax rate and the statutory tax rate of 34% is primarily attributable to the exclusion of income associated with currency translation effects included in book income that is excluded from taxable income partially offset with the effect of losses that cannot be benefitted.

During the year ended December 31, 2022, a pre-tax loss of R$380 million was generated and no income tax benefit was able to be reflected in the results of discontinued operations.

See section 11.1 for the cumulative amount of unrecognized tax benefits that exist for the Company related to its assets, liabilities and tax attributes (net operating loss and income tax credit attributes that exist as of December 31, 2023).